Goodwill - Summary of Recognition of the Goodwill Impairment Charges (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Goodwill:
East region	$ 567,836	$ 419,270	$ 127,038	$ 179,120
Utah Operations in the West Region [Member]
Goodwill:
East region			$ 36,589